Annual Total Returns	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Schwab Short-Term Bond Index Fund
Prospectus [Line Items]
Annual Return [Percent]	4.78%	(5.55%)	(1.05%)	4.47%	4.93%	1.31%
Schwab Treasury Inflation Protected Securities Index Fund
Prospectus [Line Items]
Annual Return [Percent]	3.78%	(11.99%)	5.83%	10.88%	8.38%	(1.32%)	2.94%	4.47%	(1.61%)	3.48%
Schwab U.S. Aggregate Bond Index Fund
Prospectus [Line Items]
Annual Return [Percent]	5.44%	(13.09%)	(1.79%)	7.37%	8.63%	(0.12%)
Schwab Tax-Free Bond Fund
Prospectus [Line Items]
Annual Return [Percent]	5.67%	(8.03%)	0.79%	4.61%	6.54%	0.87%	4.40%	(0.36%)	2.65%	6.54%
Schwab California Tax-Free Bond Fund
Prospectus [Line Items]
Annual Return [Percent]	5.20%	(7.60%)	0.76%	4.08%	6.02%	1.14%	4.53%	(0.54%)	2.81%	7.20%
Schwab Opportunistic Municipal Bond Fund
Prospectus [Line Items]
Annual Return [Percent]	9.23%	(12.82%)	2.48%	0.30%	9.14%	1.10%	8.26%	1.56%	4.24%